Other Liabilities (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Dec. 31, 2016	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other Liabilities (Textual)
Number of machines		2
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ 19,107
Other Commitment			$ 4,595	$ 6,377